Material accounting policies (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Material accounting policies
Summary of change in accounting policy

	March 31,		March 31,
	2023	Foreign	2023
	Reported CAD	Currency	Restated USD
Change in presentation currency	$	Translation	$
EQUITY
Net equity	(271,275)	70,830	(200,445)
NET DEFICIT	(271,275)	70,830	(200,445)

	September 30,		September 30,
	2023	Foreign	2023
Change in presentation currency	Reported CAD	Currency	Restated USD
Six months ended	$	Translation	$
Expenses
Sales and marketing	2,847	(725)	2,122
Research and development	1,062,212	(270,773)	791,439
General and administrative	114,845	(29,276)	85,569
Professional and consulting fees	784,375	(199,948)	584,427
Loss before other items	(1,964,279)	(500,722)	(1,463,557)
Other items
Interest expense	36,805	(9,382)	27,423
Foreign exchange loss	154,927	(39,493)	115,434
NET LOSS	(2,156,011)	(549,597)	(1,606,414)

	September 30,		September 30,
	2023	Foreign	2023
Change in presentation currency	Reported CAD	Currency	Restated USD
Three months ended	$	Translation	$
Expenses
Sales and marketing	1,471	(374)	1,097
Research and development	(11,454)	2,915	(8,539)
General and administrative	(21,627)	5,504	(16,123)
Professional and consulting fees	267,918	(68,188)	199,730
Loss before other items	(236,308)	(60,143)	(176,165)
Other items
Interest expense	37,474	(9,538)	27,936
Foreign exchange loss	141,626	(36,045)	105,581
NET LOSS	(415,408)	(105,726)	(309,682)

	September 30,		September 30,
	2023	Foreign	2023
	Reported CAD	Currency	Restated USD
Change in presentation currency	$	Translation	$
Net loss	(2,156,012)	549,598	(1,606,414)
Non-cash adjustment:
Share based compensation	(54,625)	13,925	(40,700)
Foreign exchange	—	5,521	5,521

Changes in working capital:
Other receivables	176,750	(46,168)	130,582
Prepaids	83,294	(21,763)	61,531
Accounts payable and accrued liabilities	(189,904)	51,247	(138,657)
Cash used in operating activities	(2,140,497)	(552,360)	(1,588,137)

Proceeds received from Psyence Group Inc	193,810	(49,405)	144,405
Proceeds received from loan	959,530	(244,598)	714,932
Cash provided from financing activities	1,153,340	(294,003)	859,337

Change in cash and cash equivalents	(987,157)	258,357	(728,800)
Cash and cash equivalents, start of period	1,805,766	(471,486)	1,334,280
Cash and cash equivalents, end of period	818,609	(213,129)	605,480

	March 31,		March 31,
	2023	Foreign	2023
	Reported CAD	Currency	Restated USD
Change in presentation currency	$	Translation	$
ASSETS
Current assets
Cash and cash equivalents	1,805,765	(471,485)	1,334,280
Restricted cash	40,000	(10,444)	29,556
Other receivables	202,150	(52,782)	149,369
Prepaids	104,276	(27,226)	77,050
Total current assets	2,152,192	(561,937)	1,590,255
TOTAL ASSETS	2,152,192	(561,937)	1,590,255
LIABILITIES
Current liabilities
Accounts payable and accrued liabilities	2,423,467	(632,767)	1,790,700
TOTAL LIABILITIES	2,423,467	(632,767)	1,790,700
EQUITY
Net equity	(271,275)	70,830	(200,445)
NET DEFICIT	(271,275)	70,830	(200,445)
TOTAL LIABILITIES AND NET DEFICIT	2,152,192	(561,937)	1,590,255

	March 31,		March 31,
	2022	Foreign	2022
	Reported CAD	Currency	Restated USD
Change in presentation currency	$	Translation	$
ASSETS
Current assets
Cash and cash equivalents	2,191,095	(437,658)	1,753,437
Restricted cash	40,000	(7,990)	32,010
Other receivables	49,372	(9,862)	39,510
Prepaids	6,729	(1,344)	5,385
Total current assets	2,287,196	(456,854)	1,830,342
TOTAL ASSETS	2,287,196	(456,854)	1,830,342
LIABILITIES
Current liabilities
Accounts payable and accrued liabilities	164,500	(32,858)	131,642
TOTAL LIABILITIES	164,500	(32,858)	131,642
EQUITY
Net equity	2,122,696	(423,996)	1,698,700
NET DEFICIT	2,122,696	(423,996)	1,698,700
TOTAL LIABILITIES AND NET DEFICIT	2,287,196	(456,854)	1,830,342

	March 31,		March 31,
	2023	Foreign	2023
	Reported CAD	Currency	Restated USD
Change in presentation currency	$	Translation	$
Expenses
Sales and marketing	9,292	(2,263)	7,029
Research and development	2,126,762	(517,867)	1,608,895
General and administrative	484,382	(117,947)	366,435
Professional and consulting fees	1,655,663	(403,153)	1,252,510
Loss before other items	(4,276,099)	(1,041,230)	(3,234,869)
Other items
Interest income	2,054	(500)	1,554
Foreign exchange gain	35,574	(8,662)	26,912
NET LOSS	(4,238,471)	(1,050,392)	(3,206,403)

	March 31,		March 31,
	2023	Foreign	2023
	Reported CAD	Currency	Restated USD
Change in presentation currency	$	Translation	$
Net loss	(4,238,471)	1,032,068	(3,206,403)
Non-cash adjustment:
Share based compensation	292,756	(71,469)	221,287
Foreign exchange	—	(84,499)	(84,499)

Changes in working capital:
Other receivables	(152,778)	42,920	(109,858)
Prepaids	(97,547)	25,882	(71,665)
Accounts payable and accrued liabilities	2,258,967	(599,909)	1,659,058
Cash used in operating activities	(1,937,073)	344,993	(1,592,080)

Proceeds received from Psyence Group Inc	1,551,744	(378,821)	1,172,923
Cash provided from financing activities	1,551,744	(378,821)	1,172,923

Change in cash and cash equivalents	(385,329)	(33,828)	(419,157)
Cash and cash equivalents, start of year	2,191,095	(437,658)	1,753,437
Cash and cash equivalents, end of year	1,805,765	(471,486)	1,334,280